World Funds Trust

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

INSTITUTIONAL SHARES (Ticker: HLRRX)
PLATFORM SHARES (Ticker: HLPPX)
Z SHARES (Ticker: HLZZX)

Supplement dated February 26, 2026
to the Prospectus and Statement of
Additional Information dated May 1, 2025
  (as supplemented from time to time)

Effective on February 26, 2026, the name of the LDR Real Estate Value-Opportunity Fund (the “Fund”) will change to LDR High Income Realty Fund.

    The name change will not result in any changes to the portfolio management, investment objective or strategies of the Fund. All references to the Fund in the Prospectus and Statement of Additional Information are hereby updated to reflect the name change.

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This supplement, the Fund’s Prospectus and Statement of Additional Information provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus and Statement of Additional Information without charge by emailing the Fund at mail@ccofva.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE